Note 14 - Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities (in shares)	1,895,404	3,254,408	1,284,727	2,201,383
Warrant [Member]
Antidilutive Securities (in shares)	319,443	319,443	319,443	319,443
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities (in shares)	205,910	681,584	289,015	846,451
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities (in shares)	494,216	625,786	652,453	425,703
Convertible Debt [Member]
Antidilutive Securities (in shares)	0	569,328	0	543,120
Employee Stock [Member]
Antidilutive Securities (in shares)	33,655	67,586	23,816	66,666